Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of reconciliation of revenue and net long-lived assets by geographic area
We attribute revenues from external customers to individual countries based on the location of our delivery centres or where the services were provided from.

Years Ended December 31 (millions)	2021	2020	2019
Philippines	$344	$287	$284
Germany	312	242	—
United States	311	208	243
Canada	188	139	16
Guatemala	185	152	118
Spain	130	82	—
Bulgaria	124	104	90
El Salvador	121	111	91
Ireland	111	92	94
Other	368	165	84
	$2,194	$1,582	$1,020